Other Financial Assets - Summary of Other Financial Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets [line items]
Other financial assets	¥ 649,732	¥ 514,039
Current assets	213,177	149,427
Non-current assets	436,555	364,612
Financial assets measured at amortized cost [member] | Receivables other than trade receivables and receivables from financial services [member]
Disclosure of financial assets [line items]
Other financial assets	115,046	95,552
Financial assets measured at amortized cost [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	104,286	68,263
Financial assets measured at amortized cost [member] | Guaranty deposits [member]
Disclosure of financial assets [line items]
Other financial assets	14,234	16,944
Financial assets measured at amortized cost [member] | Restricted cash [member]
Disclosure of financial assets [line items]
Other financial assets	48,230	44,555
Financial assets measured at amortized cost [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Other financial assets	9,225	6,825
Financial assets measured at amortized cost [member] | Allowance for doubtful accounts [member]
Disclosure of financial assets [line items]
Other financial assets	(10,145)	(10,964)
Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure of financial assets [line items]
Other financial assets	210,682	188,657
Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosure of financial assets [line items]
Other financial assets	88,345	35,513
Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	¥ 69,829	¥ 68,694